UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gruss Asset Management, L.P.
Address: 667 Madison Avenue
         New York, NY  10021

13F File Number:  28-06219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
Title:     Manager, Gruss Co., LLC, GP of Gruss Asset Mgmt LP
Phone:     212-688-1500

Signature, Place, and Date of Signing:

      /s/  Howard Guberman     New York, NY     November 08, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $398,935 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALERIS INTL INC                COM              014477103    11397   225500 SH       SOLE                   225500        0        0
ALTRIA GROUP INC               COM              02209S103    53585   700000 SH  CALL SOLE                   700000        0        0
ATI TECHNOLOGIES INC           COM              001941103     6331   295000 SH       SOLE                   295000        0        0
BANTA CORP                     COM              066821109     8344   175300 SH       SOLE                   175300        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     9084   400000 SH  CALL SOLE                   400000        0        0
CBS CORP NEW                   CL B             124857202     1286    45649 SH       SOLE                    45649        0        0
CHENIERE ENERGY INC            COM NEW          16411R208     2971   100000 SH  CALL SOLE                   100000        0        0
CKE RESTAURANTS INC            COM              12561E105     5434   325000 SH       SOLE                   325000        0        0
CONSOL ENERGY INC              COM              20854P109     3173   100000 SH       SOLE                   100000        0        0
DELTA & PINE LD CO             COM              247357106    15188   375000 SH       SOLE                   375000        0        0
DOMINION RES INC VA NEW        COM              25746U109    19123   250000 SH  CALL SOLE                   250000        0        0
ENERGY PARTNERS LTD            COM              29270U105    29605  1201000 SH       SOLE                  1201000        0        0
EUROZINC MNG CORP              COM              298804105     1190   500000 SH       SOLE                   500000        0        0
FILENET CORP                   COM              316869106     8708   250000 SH       SOLE                   250000        0        0
FISHER SCIENTIFIC INTL INC     COM NEW          338032204    15257   195000 SH       SOLE                   195000        0        0
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107    25684   675000 SH       SOLE                   675000        0        0
GIANT INDS INC                 COM              374508109     6090    75000 SH       SOLE                    75000        0        0
INCO LTD                       COM              453258402    26678   350000 SH       SOLE                   350000        0        0
INTEL CORP                     COM              458140100     2261   109900 SH  CALL SOLE                   109900        0        0
JDS UNIPHASE CORP              COM              46612J101       54    24826 SH       SOLE                    24826        0        0
JOHNSON OUTDOORS INC           CL A             479167108     3325   192314 SH       SOLE                   192314        0        0
KINDER MORGAN INC KANS         COM              49455P101     7602    72500 SH  PUT  SOLE                    72500        0        0
LEAR CORP                      COM              521865105     4140   200000 SH  CALL SOLE                   200000        0        0
LONE STAR STEAKHOUSE SALOON    COM              542307103     9922   357300 SH       SOLE                   357300        0        0
LONGVIEW FIBRE CO              COM              543213102     4621   227400 SH       SOLE                   227400        0        0
MITTAL STEEL CO N V            NY REG SH CL A   60684P101     3041    87550 SH       SOLE                    87550        0        0
NEWS CORP                      CL A             65248E104    19650  1000000 SH       SOLE                  1000000        0        0
NOVAGOLD RES INC               COM NEW          66987E206     9085   579000 SH       SOLE                   579000        0        0
NS GROUP INC                   COM              628916108    10974   170000 SH       SOLE                   170000        0        0
PORTUGAL TELECOM SGPS S A      SPONSORED ADR    737273102      185    14800 SH       SOLE                    14800        0        0
SARA LEE CORP                  COM              803111103     4821   300000 SH  CALL SOLE                   300000        0        0
SEA CONTAINERS LTD             CL A             811371707      117   100000 SH       SOLE                   100000        0        0
SIZELER PPTY INVS INC          COM              830137105     4734   315000 SH       SOLE                   315000        0        0
SOFTBRANDS INC                 COM              83402A107      635   380000 SH       SOLE                   380000        0        0
SONIC CORP                     COM              835451105    16465   728200 SH       SOLE                   728200        0        0
TRONOX INC                     COM CL B         897051207     1051    82300 SH       SOLE                    82300        0        0
TRONOX INC                     CL A             897051108     1501   117700 SH       SOLE                   117700        0        0
TYCO INTL LTD NEW              COM              902124106    11196   400000 SH  CALL SOLE                   400000        0        0
TYCO INTL LTD NEW              COM              902124106     3185   113784 SH       SOLE                   113784        0        0
UNIVISION COMMUNICATIONS INC   CL A             914906102    21875   637000 SH       SOLE                   637000        0        0
VIACOM INC NEW                 CL B             92553P201     1697    45649 SH       SOLE                    45649        0        0
WEST CORP                      COM              952355105     7670   158800 SH       SOLE                   158800        0        0